Document and Entity Information	Dec. 17, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 17, 2020
Entity Registrant Name	BankFinancial CORP
Entity Incorporation, State or Country Code	MD
Entity File Number	000-51331
Entity Tax Identification Number	75-3199276
Entity Address, Address Line One	15W060 NORTH FRONTAGE ROAD
Entity Address, City or Town	BURR RIDGE
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60527
City Area Code	800
Local Phone Number	894-6900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001303942
Title of 12(b) Security	Common
Trading Symbol	BFIN
Security Exchange Name	NASDAQ